Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to welfare system (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	€ 69,338	€ 65,683
Ana Botín
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	49,257	46,725
Hector Grisi
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	585	0
Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	€ 19,495	€ 18,958